Income Taxes - Summary of Temporary Differences on Deferred Income Tax (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Advanced payments	$ (72,998)	$ (53,155)
Property, furniture, equipment, and lease-hold improvements	(4,606,300)	(3,164,204)	$ (1,900,585)
Lease liabilities	6,244,222	5,245,442	3,430,887	$ 2,600,795
Right-of-use assets	(5,520,596)	(4,696,459)	(3,047,966)
Inventories	(2,357,485)	(1,931,605)
Deferred income tax asset	$ 403,801	$ 299,060	$ 213,114
Applicable income tax rate	30.00%	30.00%	30.00%
Temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Advanced payments	$ (56,059)	$ (47,638)	$ (25,614)
Property, furniture, equipment, and lease-hold improvements	(23,667)	(43,510)	(50,224)
Lease liabilities	6,255,817	5,253,632	3,435,431
Right-of-use assets	(5,520,596)	(4,696,459)	(3,047,966)
Provisions	460,212	398,269	327,872
Accrued expenses	293,814	200,416	109,587
Inventories	(63,517)	(67,842)	(38,706)
Deferred income tax asset	$ 1,346,004	$ 996,868	$ 710,380